Description of Business - Regulated Utilities (Details)	Dec. 31, 2024 station community company MW
Wataynikaneyap Power
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	39.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	33.00%
TEP and UNS Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	3,442
TEP and UNS Electric | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	68
TEP and UNS Electric | Wind
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	250
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	43
FortisBC Electric | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	225
Generating facilities | station	4
Generating facilities, operating, maintenance and management services | station	5
Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	145
Newfoundland Power | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	98
Maritime Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	90
FortisOntario
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	3
Number of utilities | company	3
Fortis | Wataynikaneyap Power
Public Utilities, General Disclosures [Line Items]
Partnership with First Nation communities, number | community	24
Number of remote First Nation communities | community	17
Caribbean Utilities | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	166
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	99
Number of utilities | company	2
Fortis Turks and Caicos | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	4
Fortis Turks and Caicos | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	95
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	80.10%
Noncontrolling ownership (percent)	19.90%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	60.00%